Offerings - Offering: 1	Jun. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00066 per share
Amount Registered | shares	7,500,000
Proposed Maximum Offering Price per Unit	4.07
Maximum Aggregate Offering Price	$ 30,525,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,215.50
Offering Note	(1) Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended, this Registration Statement also relates to such indeterminate number of additional shares of common stock of the Registrant as may be offered or issued under the Comstock Inc. 2026 Equity Incentive Plan (the "Plan") in the event of a stock dividend, stock split, recapitalization, or other similar capital structure, merger consolidation, spin-off, split-off, spin-out, split-up, reorganization, partial or complete liquidation, or other distribution of assets, issuance of rights or warrants to purchase securities, or any other corporate transaction or event having an effect similar to any of the foregoing. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and (h) under the Securities Act of 1933, as amended. The price per share is estimated based on the average of the high and low prices for the Registrant's common stock on May 29, 2026 of $4.20 and $3.94, respectively, as reported on NYSE American LLC.